Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 676,728	$ 104,574	¥ 607,608
Received during the year	52,241	8,072	187,096
Grant receivable	129	20
Grant disbursed to partner of joint project	(48,632)	(7,515)
Released to consolidated statement of profit or loss	(138,856)	(21,457)	(117,976)
Ending balance	541,610	$ 83,694	676,728
Current (Note 22)	23,468		19,952	$ 3,626
Non-current	¥ 518,142		¥ 656,776	$ 80,068